Basis of presentation and general information (Details)	6 Months Ended
Jun. 30, 2021
Globus Shipmanagement Corp. [member]
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Marshall Islands
Vessel Delivery Date
Name of subsidiary	Management Co.
Devocean Maritime Ltd. [member]
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Marshall Islands
Vessel Delivery Date	December 18, 2007
Name of subsidiary	m/v River Globe
Domina Maritime Ltd. [member]
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Marshall Islands
Vessel Delivery Date	May 19, 2010
Name of subsidiary	m/v Sky Globe
Dulac Maritime S.A. [member]
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Marshall Islands
Vessel Delivery Date	May 25, 2010
Name of subsidiary	m/v Star Globe
Artful Shipholding S.A. [member]
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Marshall Islands
Vessel Delivery Date	June 22, 2011
Name of subsidiary	m/v Moon Globe
Longevity Maritime Limited [member]
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Malta
Vessel Delivery Date	September 15, 2011
Name of subsidiary	m/v Sun Globe
Serena Maritime Limited [member]
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Marshall Islands
Vessel Delivery Date	October 29, 2020
Name of subsidiary	m/v Galaxy Globe
Talisman Maritime Limited [member]
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Marshall Islands	[1]
Vessel Delivery Date		[1]
Name of subsidiary		[1]
Argo Maritime Limited [member]
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Marshall Islands
Vessel Delivery Date	June 9, 2021
Name of subsidiary	m/v Diamond Globe
Calypso Shipholding S.A. [member]
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Marshall Islands
Vessel Delivery Date
Name of subsidiary
Daxos Maritime Limited [member]
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Marshall Islands
Vessel Delivery Date
Name of subsidiary
Olympia Shipholding S.A. [member]
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Marshall Islands
Vessel Delivery Date
Name of subsidiary
Paralus Shipholding S.A. [member]
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Marshall Islands
Vessel Delivery Date
Name of subsidiary
Salaminia Maritime Limited [member]
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Marshall Islands
Vessel Delivery Date
Name of subsidiary

[1]	On July 20, 2021, the Company took delivery of the m/v “Power Globe”, a 2011-built Kamsarmax dry bulk carrier, through its subsidiary, Talisman Maritime Limited.